15. Other Operating Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Operating Income And Expense Details
Visa debit card income	$ 2,990	$ 2,092	$ 1,783
Net appraisal management fee income	718	737	375
Insurance and brokerage commissions	661	517	471
Advertising	685	695	660
FDIC insurance	864	894	1,061
Visa debit card expense	823	729	658
Telephone	570	554	605
Foreclosure/OREO expense	356	677	904
Internet banking expense	568	593	509
FHLB advance prepayment penalty	$ 530	$ 0	$ 0